Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Commitments and Contingencies [Abstract]
Protection and indemnity insurance coverage for pollution per vessel per incident	$ 1,000,000
Commitments under Long-Term Lease Contracts [Abstract]
2026	8,823
2027	5,046
Total	$ 13,869
Period to average index for index-linked contracts	15 days